CONVERTIBLE SENIOR NOTES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 01, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Default percentage of principal amount, minimum		25.00%
Payment of convertible senior notes repurchase		$ 0	$ 0	$ 1,500,000	$ 15,700,000
Gain on repurchase of convertible senior notes					10,300,000
Amortization of convertible senior notes		0	$ 0	15,934
Debt Related Commitment Fees and Debt Issuance Costs		4,300,000
Convertible Senior Notes Due June 15, 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Convertible senior notes issued	$ 54,500,000
Convertible senior notes interest rate	4.75%
Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Amortization of convertible senior notes				10,000
Debt Related Commitment Fees and Debt Issuance Costs					1,900,000
Conversion [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion amount		1,000
Conversion denomination amount		$ 1,000
Convertible notes [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase					26,000,000
Amortization of convertible senior notes				$ 10,000	$ 700,000
American Depository Shares [Member] | Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Shares borrowed		1,477,000
Lending fee per share		$ 0.0018
American Depository Shares [Member] | Conversion [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock, shares		27.10
Conversion price		$ 36.9
American Depository Shares [Member] | Conversion [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock, shares		32.52
Conversion price		$ 30.75
Over-Allotment [Member] | Convertible Senior Notes Due June 15, 2013 [Member]
Equity, Class of Treasury Stock [Line Items]
Convertible senior notes issued	$ 4,500,000
Common Stock [Member] | Conversion [Member]
Equity, Class of Treasury Stock [Line Items]
Conversion of stock, shares		18
Conversion price		$ 0.0001
Cash [Member] | Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Percentage of market value provided as collateral		100.00%
Deposit [Member] | Share lending arrangement [Member]
Equity, Class of Treasury Stock [Line Items]
Percentage of market value provided as collateral		100.00%